Note 7 - Deferred Finance Charges (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Finance Charges [Abstract]
Deferred Finance Costs, Noncurrent, Net	$ 390,000	$ 1,569,375
Deferred Finance Costs, Gross	6,343,300	5,959,350
Amortization of Financing Costs	$ 587,157	$ 656,341	$ 425,933